8 SENIOR SECURED CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2020
8 SENIOR SECURED CONVERTIBLE PROMISSORY NOTES
NOTE 6 - 8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTES

On November 21, 2018, the Company issued an 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of $1,383,636 in exchange for a total investment of $1,200,000, less commissions and expenses, payable in two tranches. The first tranche was payable upon the closing of the agreement, and the second tranche was payable within ten (10) business days of the Investor receiving written notice confirming the effectiveness of the initial registration statement. The first tranche principal of $701,818 was issued, with an Original Issue Discount (“OID”) of $81,818, a $20,000 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $600,000. The second tranche was issued on February 12, 2019 in the principal amount of $681,818, with an OID of $81,818 and the Company received proceeds of $600,000. Each tranche matured 6 months after the issue date, the first tranche matured on May 21, 2019 and the second tranche matured on August 12, 2019 (See Note 7, “Default And Forbearance On The 8% Senior Secured Convertible Promissory Notes”).

The note is convertible into common shares of the Company at a price equal to 75% of the lowest market value in the thirty trading days prior to the conversion date. The Company is subject to certain penalties if the shares are not issued within two business days of receiving the conversion notice. Pursuant to a Security Agreement between the Company and the Investor (the “Security Agreement”), the Company has granted to the Investor a security interest in its assets to secure repayment of the Notes. The Company must reserve an amount of shares equal to 500% of the total amount of shares issuable upon full conversion of the promissory note. The Company meets this requirement since it has 250,000,000 common shares authorized and as of April 14, 2021, 174,034,699 shares available to be issued.

As additional consideration for the investment, the Company issued 10,417 shares of its common stock to the Investor, valued at $89,531 at the date of issuance, plus warrants to acquire up to an aggregate 22,935 shares of the Company’s common stock at an exercise price of $7.65 per share. Upon the closing of the second tranche in February 2019, the Company issued additional warrants to acquire up to an aggregate 28,110 shares of the Company’s common stock at an exercise price of $6.00 per share. Each Warrant is exercisable by the Investor beginning on the Effective Date through the fifth year anniversary thereof.

The Note has a BCF for both tranches, which were valued, along with the warrants, on a relative fair value method. In the first tranche, the warrant fair value was $171,121 (See Note 11, “Warrants”) and the BCF fair value was $523,326 for a total debt discount of $694,447. The exercise price was $5.63 per share which converts into 124,768 common shares. The common stock price at the valuation date was $8.60 per share, and the effective conversion price was calculated as $4.40, so that the BCF was calculated to be $4.20 per share valuing the BCF at $523,326.

However, adding the OID and the inducement shares to the debt discount, made the final total debt discount $865,796, larger than the principal amount of the Note. Consequently, $163,978 of the debt discount was expensed. During the years ended December 31, 2020 and 2019, the Company amortized $58,250 and $534,682, respectively, of the debt discount to interest expense. As of December 31, 2020, all debt discounts have been fully amortized.

In the second tranche, the warrant fair value (See Note 11, “Warrants”) was $121,320 and the BCF fair value was $403,689 for a debt discount of $525,009. The exercise price was $3.7125 per share which converts into 183,655 common shares. The common stock price at the valuation date was $5.25 per share and the effective conversion price was calculated as $3.06, so that the BCF was calculated to be $2.19 per share valuing the BCF at $403,689. Including the $81,818 of OID, the total debt discount is $606,827. Prior to the forbearance agreement dated September 11, 2019, $498,402 of the debt discount was amortized into interest expense, bringing the debt discount to $108,425. However, the forbearance agreement increased the principal amount, and the debt discount, which were allocated to the second tranche, so there was a net increase in the principal and the debt discount in the second tranche of $257,135 (See Note 7, “Default and Forbearance on the 8% Senior Secured Convertible Promissory Notes”). Additional amortization of the debt discount into interest expense during the year ended December 31, 2019 was $134,717 bringing the debt discount to $230,843 at December 31, 2019. During the year ended December 31, 2020, the remaining debt discount was amortized to interest expense.

The Investor converted $657,247 in principal amount of the Note into 229,102 shares of the Company’s common stock during the year ended December 31, 2019. Additionally, during the year ended December 31, 2020, the Investor converted $320,829 in principal amount of the Note into 470,810 shares of the Company’s common stock. Total accrued interest on the Note was $145,606 and $83,557 as of December 31, 2020 and 2019, respectively. On January 29, 2020, the Investor sold $30,000 principal amount of the Note to an independent third party investor.

The Company again defaulted on the 8% Senior Secured Convertible Promissory Note as of June 30, 2020. However, the Company reached a forbearance with the Investor on June 30, 2020. On November 28, 2020, the Company again defaulted on the 8% Senior Secured Convertible Promissory Note, (See Note 7, “Default and Forbearance on the 8% Senior Secured Convertible Promissory Notes”).

On December 2, 2019, the Company issued a new 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of up to $575,682. The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000. The Note matured on June 2, 2020. The Company defaulted on this Note and reached a forbearance with the Investor on June 30, 2020. On November 28, 2020, the Company again defaulted on the 8% Senior Secured Convertible Promissory Note (See Note 7, “Default and Forbearance on the 8% Senior Secured Convertible Promissory Notes”).

The Note is convertible into common shares of the Company at a price equal to 75% of the lowest market value in the thirty trading days prior to the conversion date, which created a BCF valued at greater than the total principal amount of the Note issued of $149,546. The exercise price was $0.5625 per share which converts into 265,859 common shares. The common stock price at the valuation date was $1.95 per share and the conversion price was calculated as $0.5625, so that the BCF was calculated to be $1.3875 per share valuing the BCF at $368,879.

In accordance with ASC 470-20-30-8, if the intrinsic value of the BCF is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF shall be limited to the amount of the proceeds allocated to the convertible instrument. Therefore, the BCF is limited to $132,500, which when added to the OID of $17,046 equals the principal amount of $149,546. The BCF is being amortized using the effective interest method over the term of the note.

Amortization of the debt discount into interest expense was $24,093 for the year ended December 31, 2019, bringing the debt discount to $125,453 at December 31, 2019. During the year ended December 31, 2020, the remaining debt discount was amortized to interest expense.

During the year ended December 31, 2020, the Investor converted $27,855 in principal amount of the Note into 40,000 shares of the Company’s common stock. The Company had accrued interest of $12,073 and $1,927 on the Note as of December 31, 2020 and 2019, respectively.